Segments (Tables)	6 Months Ended
Jun. 30, 2021
Segments [abstract]
Summary of reconciliation between IFRS and underlying income, expenses and net result
Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
2021 2020
in EUR million
6 month period
1 January to 30 June Income Expenses Taxation
Non-
controlling
interests Net result 1 Income Expenses Taxation
Non-
controlling
interests Net result 1
Net result IFRS-IASB attributable to equity holder of the parent
10,175 5,691 1,265 59 3,161 8,688 7,623 438 36 591
Remove impact of:
Adjustment of the EU 'IAS 39 carve out'
2
-956 -260 -697 493 115 379
Result IFRS-EU
3
9,219 5,691 1,005 59 2,464 9,182 7,623 553 36 969
1. Net result, after tax and non-controlling interests.
2. ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3. IFRS-EU figures are derived from figures according to IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.

Schedule of ING Group total
ING Group Total
2021 2020
in EUR million
6 month period
1 January to 30 June
ING
Bank N.V.
Other

Total ING
Group
ING
Bank N.V.
Other

Total ING
Group
Income
– Net interest income 6,852 0 6,853 6,931 0 6,931
– Net fee and commission income 1,710 -0 1,710 1,507 -1 1,506
– Total investment

and other income
653 4 656 760 -16 745
Total income 9,215 4 9,219 9,198 -16 9,182
Expenditure
– Operating expenses 5,553 6 5,560 5,625 1 5,626
– Addition to loan loss provisions 131 -0 131 1,997 0 1,998
Total expenses 5,685 6 5,691 7,623 1 7,623
Result before taxation 3,530 -2 3,528 1,575 -17 1,558
Taxation 1,005 0 1,005 519 34 553
Non-controlling interests 59 0 59 36 36
Net result IFRS-EU 2,467 -2 2,464 1,021 -51 969
Adjustment of the EU 'IAS 39 carve out' 697 697 -379 -379
Net result IFRS-IASB attributable to equity holder of the parent 3,163 -2 3,161 642 -51 591

Summary of segments banking by line of business
Segments by line of business

2021 2020
in EUR million
6 month period
Retail
Netherlands Retail Belgium
Retail
Germany
Retail
Other
Wholesale
Banking
Corporate
Line Total
Retail
Netherlands Retail Belgium
Retail
Germany
Retail
Other
Wholesale
Banking
Corporate
Line
Total

1 January to 30 June
Income
–

Net interest income
1,651 894 734 1,354 2,044 174 6,853 1,763 937 801 1,392 1,864 173 6,931
–

Net fee and commission income
368 248 257 253 580 4 1,710 332 207 215 193 561 -2 1,506
–

Total investment

and other income
119 99 45 122 267 5 656 175 71 59 134 354 -48 745
Total income 2,138 1,241 1,036 1,729 2,891 184 9,219 2,269 1,215 1,075 1,720 2,780 123 9,182
Expenditure
–

Operating expenses
1,181 912 604 1,174 1,452 237 5,560 1,088 969 567 1,120 1,728 154 5,626
–

Additions to loan loss provision
-65 194 19 102 -119 -0 131 139 282 14 304 1,256 3 1,998
Total exp

enses
1,116 1,107 623 1,276 1,333 237 5,691 1,227 1,251 581 1,424 2,984 156 7,623
Result before taxation 1,022 134 413 454 1,558 -53 3,528 1,043 -36 494 295 -204 -34 1,558
Taxation 267 41 135 117 355 89 1,005 262 9 188 85 23 -14 553
Non-controlling interests 0 2 46 10 -0 59 -1 0 2 27 8 -0 36
Net result IFRS-EU 754 94 275 291 1,192 -142 2,464 781 -44 304 183 -235 -19 969
Adjustment of the EU 'IAS 39 carve out' 697 697 -379 -379
Net result IFRS-IASB 754 94 275 291 1,889 -142 3,161 781 -44 304 183 -614 -19 591

Summary of geographical segments banking
Geographical split of the segments

2021 2020
in EUR million
6 month period
1 January to 30 June Netherlands Belgium Germany
Other
Challengers
Growth
Markets
Wholesale
Banking Rest
of World

Other Total Netherlands Belgium Germany
Other
Challengers
Growth
Markets

Wholesale
Banking Rest
of World

Other Total
Income
–

Net interest income
2,023 1,072 1,010 974 749 850 175 6,853 2,097 1,090 1,059 893 799 823 169 6,931
– Net fee and commission
income
518 356 263 161 163 246 4 1,710 494 302 228 136 131 217 -3 1,506
–

Total investment

and
other income
148 127 78 45 154 101 5 656 197 98 80 14 203 197 -44 745
Total income 2,688 1,554 1,350 1,179 1,066 1,197 184 9,219 2,788 1,491 1,367 1,043 1,133 1,237 123 9,182
Expenditure
–

Operating expenses
1,577 1,065 691 724 636 629 237 5,560 1,736 1,126 652 669 644 644 155 5,626
–

Additions to loan loss
provision
-51 139 43 55 45 -101 -0 131 320 338 241 212 205 678 3 1,998
Total expenses 1,526 1,205 734 779 681 529 237 5,691 2,056 1,465 893 882 849 1,322 158 7,623
Result before taxation 1,162 349 616 400 384 669 -53 3,528 732 26 474 162 284 -85 -35 1,558
Retail Banking 1,022 134 413 160 294 2,023 1,043 -36 494 74 222 1,796
Wholesale Banking 140 215 203 240 91 669 0 1,558 -310 62 -20 88 62 -85 -2 -204
Corporate Line -53 -53 -34 -34
Result before taxation 1,162 349 616 400 384 669 -53 3,528 732 26 474 162 284 -85 -35 1,558
Taxati

on
298 92 186 121 83 137 87 1,005 252 25 170 56 71 -10 -10 553
Non-controlling interests 0 2 57 -0 59 -1 0 2 35 -0 36
Net result IFRS-EU 864 257 428 279 245 531 -140 2,464 481 2 302 106 178 -74 -25 969
Adjustment of the EU 'IAS
39 carve out'
477 35 185 -1 697 -338 3 -97 53 -379
Net result IFRS-IASB 1,341 292 613 279 245 531 -140 3,161 143 5 205 159 178 -74 -25 591